Fair value of financial instruments and marketable securities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair value of financial instruments and marketable securities
Schedule of financial assets that are required to be measured at fair value on a recurring basis

	December 31, 2012
	Total	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)

Warrant liability	$95,661	$—	$—	$95,661

	September 30, 2013
	Total	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)

Marketable securities	$133,182,565	$—	$133,182,565	$—
Warrant liability	98,819	—	—	98,819

	December 31, 2011
	Total	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)

Warrant liability	$1,878,316	$—	$—	$1,878,316

	December 31, 2012
	Total	Quoted prices in active markets for identical assets (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)

Warrant liability	$95,661	$—	$—	$95,661

Summary of marketable securities accounted for as available-for-sale securities

	September 30, 2013
		Gross Unrealized
	Amortized Cost			Fair Value
		Gains	Losses

Commercial paper	$24,978,703	$20,527	$—	$24,999,230
U.S. corporate debt securities	108,244,329	19,642	(80,636)	108,183,335

	$133,223,032	$40,169	$(80,636)	$133,182,565

Schedule of marketable securities on the balance sheet

	September 30, 2013
	Less than 12 Months	More than 12 Months

Commercial paper	$24,999,230	$—
U.S. corporate debt securities	57,824,657	50,358,678

Total Marketable securities	$82,823,887	$50,358,678

Summary of changes in the fair value of the Company's Level 3 valuation for warrant liability

Level 3 assets

Beginning balance as of December 31, 2012	$95,661
Warrants issued in connection with convertible promissory notes	6,000,000
Deemed dividend	18,248,768
Exercise of warrants issued in connection with convertible promissory notes	(24,248,765)
Change in fair value of warrant liability	3,155

Ending balance as of September 30, 2013	$98,819

Level 3 assets

Beginning balance January 1, 2011	$2,340,263
Change in fair value of warrant liability	(461,947)

Ending balance as of December 31, 2011	1,878,316
Change in fair value of warrant liability	(1,782,655)

Ending balance as of December 31, 2012	$95,661